Administrative expenses (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Personnel expenses, note 22(b)	S/ 84,660	S/ 94,437	S/ 100,059
Third-party services	55,938	65,435	63,085
Depreciation and amortization	12,046	14,949	12,761
Board of Directors compensation	6,815	6,555	6,149
Donations	5,549	7,305	5,832
Taxes	4,760	3,756	2,861
Consumption of supplies	1,826	2,743	2,053
Environmental expenditures, note 29	547	437	576
Total administrative expenses	S/ 172,141	S/ 195,617	S/ 193,376